UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Post-Effective Amendment No. 4               X


                                 and/or
    REGISTRATION STATEMENT UNDER THE INVESTMENT
    COMPANY ACT OF 1940


     Amendment No. 4                             X

                         (Check appropriate box or boxes.)

    The Staar Investment Trust
    (Exact Name of Registrant as Specified in Charter)

    604 McKnight Park Drive, Pittsburgh, PA           15237
     (Address of Principal Executive Offices)     Zip Code)

    Registrant's Telephone Number(including Area Code)(412) 367-9076

    J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)


    Copies to Alan Z. Lefkowitz, Esquire, Kabala & Geeseman, 200
    First Avenue, Pittsburgh, PA  15222

    It is proposed that this filing will become effective (check appropriate box)


         immediately upon filing pursuant to paragraph (b)

         on ______________ pursuant to paragraph (b)

         X 60 days after filing pursuant to paragraph (a)

        on ________________ pursuant to paragraph (a) of Rule
         485
    As soon as possible after the effective date of the Registration under the Securities Act of 1933


         Registrant hereby elects to register an indefinite number of shares under the Securities Act of 1933 in accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940 [17 CFR 270.24f-2].

INCORPORATION BY REFERENCE

This filing follows and incorporates by reference the previous
Amendment 2 filing submitted June 1, 1999.

SIGNATURES

    Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the

30th day of July, 1999.



                                   The Staar Investment Trust

                                         Registrant



                                    By: J. Andre Weisbrod, Trustee


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



    Ronald G. Benson
    Trustee             July 30, 1999
    (Signature)          (date)



    Jeffrey A. Dewhirst
    Trustee             July 30, 1999
    (Signature)          (date)



    Thomas J. Smith
    Trustee             July 30, 1999
    (Signature)          (date)




    John H. Weisbrod
    Trustee             July 30, 1999
    (Signature)          (date)





    J. Andre Weisbrod
    Trustee             July 30, 1999
    (Signature)          (date)